Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2014
Registrant Name	dei_EntityRegistrantName	PIMCO FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 26, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 26, 2014
Prospectus Date	rr_ProspectusDate	Jul. 31, 2014
Supplement [Text Block]	pimco_SupplementTextBlock
PIMCO Funds

Supplement Dated August 26, 2014 to the
Asset Allocation Funds Institutional Class, Class P, Administrative Class, Class D, Class A, Class B,
Class C and Class R Prospectus dated July 31, 2014, as supplemented from time to time
(the "Prospectus")

Disclosure Related to the PIMCO Global Multi-Asset Fund (the "Fund")

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE AND
INVESTMENT STRATEGIES

Effective September 30, 2014, the disclosure in the Investment Objective section of the Fund's Fund Summary is deleted in its entirety and replaced with the following:

The Fund seeks total return which exceeds that of a blend of 60% MSCI All Country World Index/40% Barclays Global Aggregate Index (USD Hedged).

In addition, effective September 30, 2014, the second sentence of the third paragraph of the Principal Investment Strategies in the Fund's Fund Summary is deleted in its entirety and replaced with the following:

The Fund will typically invest 20% to 80% of its net assets in equity-related investments (including investment in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund and in other equity-related Acquired Funds). For the purposes of the above limitation, equity positions will be calculated on a net basis, meaning if short equity-related positions are held, they will be netted against long positions.

In addition, effective September 30, 2014, the Fund's broad-based securities market index is the MSCI All Country World Index. Accordingly, effective September 30, 2014, the following sentences are added before the first sentence of the second paragraph of the Performance Information Section in the Fund's Fund Summary:

Effective September 30, 2014, the Fund's broad-based securities market index is the MSCI All Country World Index. The MSCI All Country World Index is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 46 country indexes comprising developed and emerging market indexes. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies and investment objective. Prior to September 30, 2014, the Fund's primary benchmark index was the MSCI World Index.

In addition, effective September 30, 2014, the Fund's secondary index is the 60% MSCI All Country World Index/40% Barclays Global Aggregate Index (USD Hedged). Accordingly, effective September 30, 2014, the third sentence of the second paragraph of the Performance Information Section in the Fund's Fund Summary is deleted in its entirety and replaced with the following:

Effective September 30, 2014, the Fund's secondary index is the 60% MSCI All Country World Index/40% Barclays Global Aggregate Index (USD Hedged). The 60% MSCI All Country World Index/40% Barclays Global Aggregate Index (USD Hedged) is a blended index. The Barclays Global Aggregate Index (USD Hedged) provides a broad-based measure of the global investment-grade fixed income markets. The Fund's new secondary index was selected as its use is more closely aligned with the Fund's investment strategies and investment objective. Prior to September 30, 2014, the Fund's secondary index was the 1 Month USD LIBOR (London Interbank Offered Rate) Index +5%.

In addition, effective September 30, 2014, the following disclosure is added above the row relating to the MSCI World Index in the Average Annual Total Returns Table in the Performance Information Section in the Fund's Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (10/29/2008)
MSCI All Country World Index (reflects no deductions for fees, expenses or taxes)	22.80%	14.92%	14.60%

In addition, effective September 30, 2014, the following disclosure is added above the row relating to the 1 Month USD LIBOR Index +5% in the Average Annual Total Returns Table in the Performance Information Section in the Fund's Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (10/29/2008)
60% MSCI All Country World Index/40% Barclays Global Aggregate Index (USD Hedged) (reflects no deductions for fees, expenses or taxes)	13.18%	10.89%	11.02%

(PIMCO Global Multi-Asset Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of a blend of 60% MSCI All Country World Index/40% Barclays Global Aggregate Index (USD Hedged).
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will typically invest 20% to 80% of its net assets in equity-related investments (including investment in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund and in other equity-related Acquired Funds). For the purposes of the above limitation, equity positions will be calculated on a net basis, meaning if short equity-related positions are held, they will be netted against long positions.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective September 30, 2014, the Fund's broad-based securities market index is the MSCI All Country World Index. The MSCI All Country World Index is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 46 country indexes comprising developed and emerging market indexes. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies and investment objective. Prior to September 30, 2014, the Fund's primary benchmark index was the MSCI World Index.

Effective September 30, 2014, the Fund's secondary index is the 60% MSCI All Country World Index/40% Barclays Global Aggregate Index (USD Hedged). The 60% MSCI All Country World Index/40% Barclays Global Aggregate Index (USD Hedged) is a blended index. The Barclays Global Aggregate Index (USD Hedged) provides a broad-based measure of the global investment-grade fixed income markets. The Fund's new secondary index was selected as its use is more closely aligned with the Fund's investment strategies and investment objective. Prior to September 30, 2014, the Fund's secondary index was the 1 Month USD LIBOR (London Interbank Offered Rate) Index +5%.

(PIMCO Global Multi-Asset Fund) | MSCI All Country World Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.80%
5 Years	rr_AverageAnnualReturnYear05	14.92%
Since Inception	rr_AverageAnnualReturnSinceInception	14.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2008
(PIMCO Global Multi-Asset Fund) | 60% MSCI All Country World Index/40% Barclays Global Aggregate Index (USD Hedged) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.18%
5 Years	rr_AverageAnnualReturnYear05	10.89%
Since Inception	rr_AverageAnnualReturnSinceInception	11.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2008